Expense Example	Calvert International Responsible Index Fund Class A 1 Year	Calvert International Responsible Index Fund Class A 3 Years	Calvert International Responsible Index Fund Class A 5 Years	Calvert International Responsible Index Fund Class A 10 Years	Calvert International Responsible Index Fund Class I 1 Year	Calvert International Responsible Index Fund Class I 3 Years	Calvert International Responsible Index Fund Class I 5 Years	Calvert International Responsible Index Fund Class I 10 Years	Calvert International Responsible Index Fund Class R6 1 Year	Calvert International Responsible Index Fund Class R6 3 Years	Calvert International Responsible Index Fund Class R6 5 Years	Calvert International Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class C 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class R6 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class R6 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class R6 10 Years
USD ($)	528	663	810	1,237	30	117	213	494	27	108	197	457	523	645	779	1,169	226	415	725	1,398	25	99	181	421	19	83	153	358	523	658	805	1,232	25	112	208	490	22	103	192	452	523	650	788	1,190	25	104	190	444	19	88	162	381	523	660	809	1,243	25	114	213	501	20	102	191	451